Premises and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation and amortization	¥ 229,606	¥ 214,157	¥ 231,291